Regulatory capital requirements (Tables)	12 Months Ended
Dec. 31, 2015
Table Text Block
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations [Table Text Block]
	Actual		Capital adequacy minimum requirement
(Dollars in thousands)	Amount	Ratio	Amount	Ratio
	2015
Total Capital (to Risk-Weighted Assets):
Corporation	$4,692,409	18.78%	$1,998,971	8%
BPPR	3,591,547	18.27	1,572,988	8
BPNA	945,132	19.02	397,519	8

Common Equity Tier I Capital (to Risk-Weighted Assets):
Corporation	$4,049,576	16.21%	$1,124,421	4.5%
BPPR	3,339,165	16.98	884,806	4.5
BPNA	908,722	18.29	223,604	4.5

Tier I Capital (to Risk-Weighted Assets):
Corporation	$4,049,576	16.21%	$1,499,229	6%
BPPR	3,339,165	16.98	1,179,741	6
BPNA	908,722	18.29	298,139	6

Tier I Capital (to Average Assets):
Corporation	$4,049,576	11.82%	$1,370,145	4%
BPPR	3,339,165	12.21	1,094,291	4
BPNA	908,722	13.74	264,547	4

	Actual		Capital adequacy minimum requirement
(Dollars in thousands)	Amount	Ratio	Amount	Ratio
	2014
Total Capital (to Risk-Weighted Assets):
Corporation	$4,122,238	19.41%	$1,698,712	8%
BPPR	2,973,500	17.00	1,399,664	8
BPNA	1,216,065	35.77	271,952	8

Tier I Capital (to Risk-Weighted Assets):
Corporation	$3,849,891	18.13%	$849,356	4%
BPPR	2,749,051	15.71	699,832	4
BPNA	1,182,899	34.80	135,976	4

Tier I Capital (to Average Assets):
Corporation	$3,849,891	11.94%	$967,505	3%
			1,290,007	4
BPPR	2,749,051	10.63	775,566	3
			1,034,089	4
BPNA	1,182,899	20.01	177,376	3
			236,502	4

Schedule Of Minimum Amount And Ratios To Be Categorized As Well Capitalized [Table Text Block]
	2015		2014
(Dollars in thousands)	Amount	Ratio	Amount	Ratio
Total Capital (to Risk-Weighted Assets):
BPPR	$1,966,236	10%	$1,749,580	10%
BPNA	496,899	10	339,939	10

Common Equity Tier I Capital (to Risk-Weighted Assets):
BPPR	$1,278,053	6.5%	(A)	(A)
BPNA	322,984	6.5	(A)	(A)

Tier I Capital (to Risk-Weighted Assets):
BPPR	$1,572,988	8%	$1,049,748	6%
BPNA	397,519	8	203,964	6

Tier I Capital (to Average Assets):
BPPR	$1,367,864	5%	$1,292,611	5%
BPNA	330,683	5	295,627	5
(A) - Basel III Capital Rules introduced the Common Equity Tier I ratio which became effective on January 1, 2015.

Schedule of Basel 3 Requirements [Table Text Block]
			Minimum Capital Plus Capital Conservation Buffer
	Minimum Capital	Well-Capitalized	2016	2017	2018	2019
Common Equity Tier 1 to Risk-Weighted Assets	4.5%	6.5%	5.125%	5.750%	6.375%	7.000%
Tier 1 Capital to Risk-Weighted Assets	6.0	8.0	6.625	7.250	7.875	8.500
Total Capital to Risk-Weighted Assets	8.0	10.0	8.625	9.250	9.875	10.500
Leverage Ratio	4.0	5.0	N/A	N/A	N/A	N/A